INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF SIGNIFICANT DIFFERENCES BETWEEN THE U.S. FEDERAL STATUTORY TAX RATE AND THE COMPANY’S EFFECTIVE TAX RATE

The following table summarizes the significant differences between the U.S. federal statutory tax rate and the Company’s effective tax rate for financial statement purposes for the year ended March 31, 2023. The year ended March 31, 2023 is the initial tax return for the Company:

	2023	2022
Federal income taxes at statutory rate	21.00%	-%
State income taxes at statutory rate	1.41%	-%
Permanent differences	(9.52)%	-%
True-up impact	2.58%	-%
Change in valuation allowance	(15.47)%	-%
Totals	0.00%	0.00%

SCHEDULE OF DEFERRED TAX ASSET AND LIABILITIES

The following is a summary of the net deferred tax asset (liability) as of March 31, 2023 and 2022:

	As of	As of
	March 31, 2023	March 31, 2022
Deferred tax assets:
Net operating losses	$4,104,711	$-
Accrued expenses	26,531	-
Stock options	773,581	-
ROU Liability	60,262	-
Intangibles – Oil and Gas Properties	1,826,218	-
Asset Retirement Obligations	28,186	-
Bad debt	153,426
Consulting fees	416,643	-
Total deferred tax assets	7,389,558	-

Deferred tax liabilities:
ROU Assets	(65,039)	-
Depreciation	(657,304)	-

Total deferred tax liabilities	(722,343)	-
	6,667,215	-
Valuation allowance	(6,667,215)	-

Net deferred tax assets/liabilities	$-	$-

SCHEDULE OF INCOME TAX BENEFIT	The provision (benefit) for income taxes for the year ended March 31, 2023 and 2022 is as follows:
Current	$-	$-
Deferred	-	-

Total	$-	$-

SCHEDULE OF RESULTS OF OPERATIONS FROM OIL AND GAS PRODUCING ACTIVITIES

Results of Operations from Oil and Gas Producing Activities	March 31, 2023	March 31, 2022

Oil and gas revenues	$1,103,975	$5,046,559
Lease operating costs	(770,133)	(1,412,093)
Depletion, accretion and impairment	(5,987,722)	(4,949,830)
Result of oil and gas producing activities before income taxes	(5,653,880)	(1,315,364)
Provision for income taxes	-	-
	$(5,653,880)	$(1,315,364)

SCHEDULE OF CAPITALIZED COSTS INCURRED IN OIL AND GAS PRODUCING ACTIVITIES

Capitalized Costs Incurred in Oil and Gas Producing Activities	March 31, 2023	March 31, 2022

Leasehold costs
Proved	$6,496,427	$5,520,542
Unevaluated wells in progress	3,244,653	4,936,352
Less accumulated depletion and impairment	(5,211,250)	(3,225,527)
Net capitalized costs	$4,529,830	$7,231,367

SCHEDULE OF COSTS INCURRED IN OIL AND GAS PRODUCING ACTIVITIES

Costs Incurred in Oil and Gas Producing Activities	March 31, 2023	March 31, 2022

Acquisition of properties
Proved	$1,298,326	$-
Unproved	$106,843	$303,500
Development costs	$-	$-
Exploration costs	$3,244,653	$-

SCHEDULE OF ESTIMATED QUANTITIES OF PROVED RESERVES

Estimated Quantities of Proved Reserves (Bbl)

Estimated Quantities of Net Proved Reserves	March 31, 2023	March 31, 2022

Net Proved Developed, Producing	35,597	169,688
Net Proved Developed, Non-Producing	-	-
Total Net Proved Developed	35,597	169,688
Net Proved Undeveloped	-	-
Total Net Proved	35,597	169,688

SCHEDULE OF ESTIMATED QUANTITIES OF NET PROVED RESERVES - PROVED DEVELOPED, PRODUCING

Estimated Quantities of Net Proved Reserves – Proved Developed, Producing	March 31, 2023	March 31, 2022

Beginning of the year	169,688	462,914
Revisions of previous estimates(1)	(2,663)	(21,570)
Improved recovery	-	-
Purchases of minerals in place	-	-
Extensions and discoveries	-	-
Production(2)	(12,430)	(61,039)
Sales of minerals in place(3)	(118,998)	(210,617)
End of year	35,597	169,688

(1)	The revisions of estimates relate to changes in our performance for the wells for changes in the average price used to determine our reserves contained in our reserve report.

During the year ended March 31, 2023, we had revisions related to increases in prices of 5,549 Bbls offset by a reduction in performance due to temporary shut-ins of a negative 8,212 Bbls, resulting in an overall decrease from previous estimates of a negative 2,663 Bbls.

During the year ended March 31, 2022, we had revisions related to increases in prices of 40,698 Bbls offset by a reduction in performance due to temporary shut-ins of negative 62,268 Bbls, resulting in an overall decrease from previous estimates of a negative 21,570 Bbls.

(2)	Represents production in the wells reflected in our reserve reports.

(3)	Represents wells that were in a prior report that have since either been assigned or sold.

SCHEDULE OF STANDARDIZED MEASURE OF DISCOUNTED FUTURE NET CASH FLOW

Standardized Measure of Discounted Future Net Cash Flow	March 31, 2023	March 31, 2022

Future gross revenue	$3,312,874	$12,801,590
Less: Future production tax expense	(73,602)	(602,982)
Future gross revenue after production taxes	3,239,272	12,198,608
Less: Future operating costs	(1,407,661)	(4,156,412)
Less: Ad Valorem Taxes	-	(167,657)
Less: Development costs	(136,144)	(565,085)
Future net income (loss) before taxes	1,695,467	7,309,454
Less: Future income tax expense(1)	-	-
10% annual discount for estimated timing of cash flows	(410,290)	(2,460,231)
Discounted future net cash flows	$1,285,177	$4,849,223

(1)	The Company has sufficient tax deductions and allowances related to proved oil and gas reserves to offset future net revenues.

SCHEDULE OF CHANGE IN STANDARDIZED MEASURE OF DISCOUNTED FUTURE CASH FLOW

Change in Standardized Measure of Discounted Future Net Cash Flow	March 31, 2023	March 31, 2022

Balance - beginning	$4,849,223	$5,701,791
Net changes in prices and production costs	687,994	4,156,823
Net changes in future development costs	15,572	(118,770)
Sales of oil and gas produced, net	(801,580)	(363,095)
Extensions, discoveries and improved recovery	-	-
Purchases of reserves	-	-
Sales of reserves	(3,165,059)	(4,374,378)
Revisions of previous quantity estimates	(300,973)	(153,148)
Previously estimated development costs incurred	-	-
Net change income taxes	-	-
Accretion of discount	-	-
Balance - ending	$1,285,177	$4,849,223